CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 342,504	$ 48,371	¥ 478,200	¥ 800,997
Restricted cash	454,931	64,249	706,988	1,011,705
Short-term investments				596,078
Accounts receivables, net	6,397	903	44,605	51,610
Amounts due from related parties	28,070	3,964	51,590
Advance to consumers on behalf of financing partners	0		2,135	521,908
Loan recognized as a result of payment under the guarantee, net of provision for credit losses of RMB256,639, RMB763,122 and RMB2,190,575 as of December 31, 2018 and 2019, and March 31, 2020, respectively	404,174	57,080	1,580,464	553,688
Advance to sellers, net	132,526	18,716	288,550	692,714
Other receivables, net of provision for credit losses of RMB6,457, RMB6,119 and RMB51,666 as of December 31, 2018 and 2019, and March 31, 2020, respectively	287,753	40,639	440,056	707,404
Inventory	10,314	1,458	13,792	19,380
Prepaid expenses and other current assets	137,148	19,369	158,908	417,314
Financial lease receivables, net of provision for credit losses of RMB6,890, RMB23,157 and RMB27,250 as of December 31, 2018 and 2019, and March 31, 2020, respectively	15,048	2,125	121,820	294,511
Assets held for sale			230,051	1,001,325
Net assets transferred	420,000	59,315	827,710
Total current assets	2,238,865	316,189	4,944,869	6,668,634
Noncurrent assets:
Property, equipment and software, net	87,558	12,366	110,114	199,271
Intangible assets, net	139	20	190	21,179
Goodwill	9,541	1,347	9,541	110,424
Long-term investments	276,762	39,086	272,936	349,882
Right-of-use assets, net	34,466	4,868	45,446
Total noncurrent assets	408,466	57,687	438,227	680,756
Total assets	2,647,331	373,876	5,383,096	7,349,390
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB261,226, RMB371,474 and RMB74,022 as of December 31, 2018 and 2019, and March 31, 2020, respectively)
Short-term borrowings and current portion of long-term borrowings	119,069	16,816	263,425	624,588
Accounts payable	132,357	18,692	127,836	156,320
Guarantee liabilities	910,949	128,651	388,307	146,427
Deposit of interests from consumers and payable to financing partners, current	25,968	3,667	42,199	314,231
Advance from buyers collected on behalf of sellers	110,493	15,605	147,923	270,347
Other payables and accruals	1,175,914	166,072	1,302,292	1,128,068
Deferred revenue	50,348	7,110	54,267	115,160
Convertible notes, current	375,449	53,024	324,644	1,188,192
Operating lease liabilities, current	32,842	4,638	32,892
Liabilities held for sale	143,009	20,197	310,029	528,498
Total current liabilities	3,076,398	434,472	2,993,814	4,471,831
Noncurrent liabilities
Long-term borrowings	234,585	33,130	241,026	481,801
Deposit of interests from consumers and payable to financing partners, non-current			265	19,356
Deferred tax liabilities				4,759
Convertible notes, non-current	1,679,130	237,138	1,672,796
Operating lease liabilities, non-current	1,865	263	10,075
Total noncurrent liabilities	1,915,580	270,531	1,924,162	505,916
Total liabilities	4,991,978	705,003	4,917,976	4,977,747
Shareholders' equity/(deficit)
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized as of December 31, 2018 and 2019, and March 31, 2020, respectively; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018; 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2019; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020)	581	82	581	575
Additional paid-in capital	13,036,989	1,841,175	13,069,560	12,967,986
Accumulated other comprehensive income	106,764	15,078	68,192	86,061
Accumulated deficit	(15,488,827)	(2,187,440)	(12,669,165)	(10,680,489)
Total UXIN LIMITED shareholders' equity/(deficit)	(2,344,493)	(331,105)	469,168	2,374,133
Non controlling interests	(154)	(22)	(4,048)	(2,490)
Total shareholders' equity/(deficit)	(2,344,647)	(331,127)	465,120	2,371,643
Total liabilities and shareholders' equity/(deficit)	¥ 2,647,331	$ 373,876	¥ 5,383,096	¥ 7,349,390